Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Brazil 0.0%
Stone Co., Ltd., Class A(a)	121,496	1,895,338
Canada 1.2%
Shopify, Inc., Class A(a)	25,583	38,931,953
China 0.8%
Alibaba Group Holding Ltd., ADR(a)	69,693	8,887,948
Tencent Holdings Ltd.	302,020	17,613,529
Total		26,501,477
France 0.2%
Capgemini SE	31,740	7,327,862
Germany 0.4%
SAP SE, ADR	107,243	13,774,291
Ireland 1.2%
Accenture PLC, Class A	108,793	38,882,618
Israel 0.3%
Global-e Online Ltd.(a)	156,665	10,408,823
Japan 0.7%
Keyence Corp.	30,900	19,083,271
TDK Corp.	78,700	3,113,327
Total		22,196,598
Netherlands 3.9%
ASML Holding NV	94,182	74,545,995
NXP Semiconductors NV	152,343	34,027,332
STMicroelectronics NV, Registered Shares	376,659	18,283,028
Total		126,856,355
Norway 0.1%
SmartCraft ASA(a)	1,782,514	3,928,773
South Korea 1.0%
Samsung Electronics Co., Ltd.	539,118	32,361,223
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	609,801	71,438,187
United Kingdom 0.2%
Atlassian Corp. PLC, Class A(a)	7,814	2,940,565
Trainline PLC(a)	640,261	2,321,230
Total		5,261,795
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 86.3%
Activision Blizzard, Inc.	296,315	17,364,059
Adobe, Inc.(a)	90,065	60,330,040
Advanced Micro Devices, Inc.(a)	269,138	42,623,385
Airbnb, Inc., Class A(a)	88,396	15,251,846
Akamai Technologies, Inc.(a)	58,809	6,627,774
Alphabet, Inc., Class A(a)	61,778	175,322,875
Alteryx, Inc., Class A(a)	84,667	5,627,815
Amazon.com, Inc.(a)	36,222	127,033,090
Amphenol Corp., Class A	146,918	11,838,652
Analog Devices, Inc.	185,283	33,397,261
ANSYS, Inc.(a)	48,479	18,978,559
Apple, Inc.	1,617,917	267,441,680
Applied Materials, Inc.	330,459	48,640,260
Arista Networks, Inc.(a)	86,564	10,739,130
Autodesk, Inc.(a)	36,549	9,290,390
Automatic Data Processing, Inc.	101,070	23,336,052
Avalara, Inc.(a)	111,751	15,609,380
Bill.com Holdings, Inc.(a)	27,260	7,655,971
Booking Holdings, Inc.(a)	4,651	9,775,704
Broadcom, Inc.	131,347	72,724,207
Cadence Design Systems, Inc.(a)	91,440	16,226,942
CDW Corp.	60,455	11,447,759
Cisco Systems, Inc.	497,128	27,262,499
Cognizant Technology Solutions Corp., Class A	71,175	5,550,226
Comcast Corp., Class A	118,407	5,917,982
Corning, Inc.	140,657	5,216,968
Coupa Software, Inc.(a)	54,020	10,623,573
Crowdstrike Holdings, Inc., Class A(a)	106,562	23,138,873
CS Disco, Inc.(a)	83,329	3,058,174
DocuSign, Inc.(a)	10,624	2,617,329
DoorDash, Inc., Class A(a)	31,910	5,704,551
Doximity, Inc., Class A(a)	56,768	3,840,355
Electronic Arts, Inc.	60,213	7,479,659
EngageSmart, Inc.(a)	180,442	3,946,267
Fidelity National Information Services, Inc.	174,484	18,233,578
Fiserv, Inc.(a)	105,562	10,188,844
Columbia Global Technology Growth Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Flywire Corp.(a)	95,746	3,891,117
Fortinet, Inc.(a)	76,139	25,286,523
Global Payments, Inc.	81,410	9,691,046
HP, Inc.	443,543	15,648,197
HubSpot, Inc.(a)	15,642	12,621,686
Intel Corp.	442,210	21,756,732
Intuit, Inc.	77,100	50,292,330
Keysight Technologies, Inc.(a)	70,429	13,697,032
KLA Corp.	38,182	15,583,220
Lam Research Corp.	145,567	98,963,725
Livent Corp.(a)	316,690	9,592,540
Marvell Technology, Inc.	732,634	52,141,562
MasterCard, Inc., Class A	182,270	57,400,468
Match Group, Inc.(a)	85,737	11,144,953
Meta Platforms, Inc., Class A(a)	110,885	35,977,747
Microchip Technology, Inc.	172,823	14,418,623
Micron Technology, Inc.	380,516	31,963,344
Microsoft Corp.	882,076	291,605,505
MongoDB, Inc.(a)	40,734	20,289,605
Motorola Solutions, Inc.	60,634	15,351,316
NetApp, Inc.	233,110	20,718,817
Netflix, Inc.(a)	32,826	21,071,009
NVIDIA Corp.	493,877	161,379,248
Oracle Corp.	227,640	20,656,054
Palo Alto Networks, Inc.(a)	30,430	16,643,384
Paycom Software, Inc.(a)	25,454	11,135,616
PayPal Holdings, Inc.(a)	209,493	38,733,161
Pinterest, Inc., Class A(a)	89,329	3,578,520
PubMatic, Inc., Class A(a)	163,094	6,421,011
QUALCOMM, Inc.	161,162	29,099,411
RingCentral, Inc., Class A(a)	39,846	8,605,939
Rivian Automotive, Inc., Class A(a)	13,389	1,603,467
Roblox Corp., Class A(a)	34,483	4,348,306
SailPoint Technologies Holdings, Inc.(a)	105,217	5,533,362
Salesforce.com, Inc.(a)	155,098	44,196,726
SBA Communications Corp.	28,935	9,947,853
SentinelOne, Inc., Class A(a)	131,536	7,098,998
ServiceNow, Inc.(a)	44,056	28,535,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Sharecare, Inc.(a)	742,832	4,702,127
Shift4 Payments, Inc., Class A(a)	99,446	5,173,181
Snap, Inc.(a)	144,813	6,894,547
Splunk, Inc.(a)	49,416	5,979,336
Square, Inc., Class A(a)	150,139	31,278,458
Synopsys, Inc.(a)	187,666	63,994,106
Take-Two Interactive Software, Inc.(a)	34,977	5,801,985
TE Connectivity Ltd.	114,128	17,567,723
Tesla Motors, Inc.(a)	29,933	34,266,101
Texas Instruments, Inc.	145,478	27,985,603
Thoughtworks Holding, Inc.(a)	307,499	8,978,971
T-Mobile USA, Inc.(a)	60,255	6,556,347
Toast, Inc., Class A(a)	130,023	5,199,620
Trade Desk, Inc. (The), Class A(a)	102,224	10,572,006
Twilio, Inc., Class A(a)	89,076	25,489,097
Uber Technologies, Inc.(a)	259,649	9,866,662
Universal Display Corp.	26,900	3,848,045
VeriSign, Inc.(a)	90,367	21,679,947
Visa, Inc., Class A	349,493	67,721,259
Visteon Corp.(a)	108,642	11,507,361
Walt Disney Co. (The)(a)	88,843	12,873,351
Western Digital Corp.(a)	231,012	13,361,734
Workday, Inc., Class A(a)	28,560	7,832,009
Xilinx, Inc.	45,175	10,320,229
Zoom Video Communications, Inc., Class A(a)	51,601	10,908,967
ZoomInfo Technologies, Inc., Class A(a)	169,294	10,445,440
Total		2,827,489,145
Total Common Stocks (Cost $1,191,892,136)		3,227,254,438

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	45,783,732	45,779,154
Total Money Market Funds (Cost $45,770,961)		45,779,154
Total Investments in Securities (Cost $1,237,663,097)		3,273,033,592
Other Assets & Liabilities, Net		2,274,007
Net Assets		$3,275,307,599

2	Columbia Global Technology Growth Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	36,353,432	72,160,781	(62,735,059)	—	45,779,154	—	7,463	45,783,732
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT234_08_M01_(01/22)